Short-Term Debt	12 Months Ended
Dec. 31, 2017
Short-term Debt [Abstract]
SHORT-TERM DEBT

23. SHORT-TERM DEBT

Emera’s short-term borrowings consist of commercial paper issuances, advances on revolving and non-revolving credit facilities and short-term notes. Short-term debt and the related weighted-average interest rates as at December 31 consisted of the following:

millions of Canadian dollars	2017	Weighted-average interest rate	2016	Weighted-average interest rate
TECO Energy/TECO Finance
Advances on revolving credit and term facilities	$820	2.58%	$685	1.74%
Tampa Electric Company
Advances on accounts receivable and revolving credit facilities	382	2.07%	228	1.49%
NMGC
Advances on revolving credit facilities	38	2.47%	35	1.71%
NSPI
Bank indebtedness	1	-%	1	-%
GBPC
Advances on revolving credit facilities	-	-%	12	5.75%
Short-term debt	$1,241		$961

The Company’s total short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity as at December 31 were as follows:

millions of Canadian dollars	Maturity	2017	2016
TECO Energy/TECO Finance - term credit facility	2018	$502	$537
TECO Energy/TECO Finance - revolving credit facility	2022	376	403
Tampa Electric Company - revolving credit facility	2022	408	436
Tampa Electric Company - accounts receivable revolving credit facility	2018	188	201
Tampa Electric Company - term loan	2018	377	-
NMGC - revolving credit facility	2022	157	168
GBPC - revolving credit facility	Various	16	17
Total		2,024	1,762
Less:
Advances under revolving credit and term facilities		1,241	960
Letters of credit issued within the credit facilities		3	3
Total advances under available facilities		1,244	963
Available capacity under existing agreements		$780	$799

The weighted average interest rate on outstanding short-term debt at December 31, 2017 was 2.42 per cent (2016 – 1.73 per cent).

Recent financing activities

TEC Non-revolving term loan

On November 2, 2017, TEC entered into a $300 million USD non-revolving term loan with a maturity date of November 1, 2018. The loan contains customary representations and warranties, events of default, financial and other covenants and bears interest at LIBOR plus a margin.

TECO Energy/TECO Finance Revolving Credit Facility

On March 22, 2017, TECO Energy/Finance extended the maturity date of its $300 million USD bank credit facility from December 17, 2018 to March 22, 2022 with no significant change in commercial terms from the prior agreement.

TEC Credit Facility

On March 22, 2017, TEC extended the maturity date of its $325 million USD bank credit facility from December 17, 2018 to March 22, 2022, and reduced the existing letter of credit facility to $50 million USD from $200 million USD. There were no other significant changes in commercial terms from the prior agreement.

NMGC Credit Agreement

On March 22, 2017, NMGC extended the maturity date of its $125 million USD bank credit facility from December 17, 2018 to March 22, 2022 with no significant change in commercial terms from the prior agreement.

TECO Energy/TECO Finance Term Credit Facility

On March 8, 2017, TECO Energy/Finance extended the maturity date of its $400 million USD term bank credit facility from March 14, 2017 to March 8, 2018 with no significant change in commercial terms from the prior agreement.